SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Work in process	$ 11,138	$ 1,569
Finished goods	43,246	20,042
Total inventory	$ 54,384	$ 21,611